LEASES (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 21
2024	15
Total undiscounted lease payments	36
Less: Transactions with stockholders	(2)
Lease liabilities	$ 34